Shareholders’ Equity	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 28, 2025	Dec. 31, 2024	Dec. 28, 2024
Shareholders’ Equity [Line Items]
Shareholders’ Equity

NOTE 3. STOCKHOLDERS’ EQUITY

Successor Period

On December 16, 2024, the Company changed its jurisdiction of incorporation from the British Virgin Islands (“BVI”) to the State of Delaware (the “Domestication”). The business, assets and liabilities of the Company and its subsidiaries were the same immediately after the Domestication as they were immediately prior to the Domestication. As a result of the Domestication, the Company’s ordinary shares and Founder Preferred Shares were converted on a one-to-one basis into shares of common stock and Series A Preferred Stock, respectively, and each holder of a warrant, option or restricted stock unit of the BVI company became a holder of a warrant, option or restricted stock unit of the Delaware company. The number of shares outstanding did not change as a result of the Domestication, and the proportional equity interest of each shareholder remained the same. Shares referred to as ordinary shares and Founder Preferred Shares prior to the Domestication are referred to as common shares and Series A Preferred Shares (“Preferred Shares”), respectively, throughout these unaudited condensed consolidated financial statements.

The Company has authorized shares consisting of two classes: 500,000,000 shares of common stock, $0.0001 par value per share, and 5,000,000 shares of preferred stock, $0.0001 par value per share, of which 1,000,000 shares are designated as “Series A Preferred Stock” (the “Series A Preferred Stock”). As of June 30, 2025, the Company had 121,476,215 shares of common stock and 1,000,000 shares of Series A Preferred Stock issued and outstanding.

Series A Preferred Stock

Shares of the Series A Preferred Stock are not mandatorily redeemable and do not embody an unconditional obligation to settle in a variable number of equity shares and are not unconditionally redeemable or conditionally puttable by the holder for cash. As such, shares of Series A Preferred Stock are classified as permanent equity in the accompanying condensed consolidated balance sheets.

After the Acuren Acquisition, once the Average Price (as defined in our certificate of incorporation) of the common stock is at least $11.50 per share for any 10 consecutive trading days, the holders of the Series A Preferred Stock will be entitled to receive an annual dividend in the form of shares of common stock, with such condition having been satisfied during the three months ended March 31, 2025. As a result, the Annual Dividend Amount, as defined below, will be available to the holders of the Series A Preferred Stock.

In the first Dividend Period for the year ending December 31, 2025, the annual dividend due to holders of the Series A Preferred Stock will be equal to 20 percent of the appreciation of the market price of the common stock (the “Annual Dividend Amount”) based on the Dividend Price compared to a price of $10.00 per share. For purposes of determining the Annual Dividend Amount, the Dividend Price is the Average Price per share of common stock for the last 10 consecutive trading days in the relevant Dividend Period. In subsequent years, the Annual Dividend Amount will be calculated based on the appreciated Dividend Price compared to the highest Dividend Price previously used in calculating the Annual Dividend Amount.

Upon the liquidation of the Company, an Annual Dividend Amount shall be payable for the shortened Dividend Period and the holders of the Series A Preferred Stock shall have the right to a pro rata share (together with holders of the common stock) in the distribution of the surplus assets of the Company. In the event of a Change of Control, the holders of the Series A Preferred Stock will be entitled to receive, in the aggregate, a one-time dividend equal to the Change of Control Dividend Amount (as defined in our certificate of incorporation).

Holders of the Series A Preferred Stock will participate in any dividends on the common stock on an as converted basis. In addition, if the Company pays a dividend on its common stock, holders of the Series A Preferred Stock will also receive an amount equal to 20 percent of the dividend which would be distributable on 121,476,215 shares of common stock as of June 30, 2025. All such dividends on the Series A Preferred Stock will be paid at the same time as the dividends on the common stock.

Shares of Series A Preferred Stock will be automatically converted into shares of common stock on a one-for-one basis on December 31, 2034 (the “Conversion”). At the option of the holder, each share of Series A Preferred Stock is convertible into one share of common stock until the Conversion. Each holder of the Series A Preferred Stock is entitled to one vote per share on all matters submitted to a vote of stockholders of the Company, voting together with the holders of common stock as a single class.

The Company followed ASC 718, Compensation — Stock Compensation, to account for the issuance of the Series A Preferred Stock. See “Note 17. Share-Based Compensation” in the 2024 Annual Report for further discussion.

Warrants

In May 2023, in connection with the Company’s IPO, the Company issued 54,975,000 Warrants to the purchasers of both common shares and Series A Preferred Shares (including the 25,000 Warrants that were issued to the then independent non-founder directors in connection with their fees). Each Warrant is exercisable until three years after the Acuren Acquisition. The Warrants are exercisable in multiples of four-for-one share of common stock at an exercise price of $11.50 per whole share of common stock.

The Warrants are mandatorily redeemable by the Company at a price of $0.01 should the average market price per share of the common stock exceed $18.00 for 10 consecutive trading days (subject to any prior adjustment in accordance with the terms of the Warrants). The Warrants expire worthless three years after the Acuren Acquisition, if not exercised or redeemed. Warrants issued with common stock were determined to be equity classified in accordance with ASC 815, Derivatives and Hedging, and ASC 480, Distinguishing Liabilities from Equity. As of June 30, 2025, the Company had 18,264,876 Public Warrants outstanding for approximately 4,566,219 shares of common stock.

Note 4. Shareholders’ Equity

Successor Period

The Certificate of Incorporation of the Company dated December 16, 2024, authorized the issuance of 505,000,000 shares, consisting of two classes: 500,000,000 shares of common stock, $0.0001 par value per share, and 5,000,000 shares of preferred stock, $0.0001 par value per share, of which 1,000,000 shares are designed as “Series A Preferred Stock” (the “Series A Preferred Stock”).

As of December 31, 2024, the Company had 121,476,215 Common stock and 1,000,000 Series A Preferred Stock issued and outstanding.

Series A Preferred Stock

In connection with the Company’s initial IPO on May 22, 2023, the Company issued 1,000,000 shares of Series A Preferred Stock at $10.50 per share. Shares of the Series A Preferred Stock are not mandatorily redeemable and do not embody an unconditional obligation to settle in a variable number of equity shares. As such, shares of Series A Preferred Stock are classified as permanent equity in the accompanying consolidated balance sheets. Shares of Series A Preferred Stock are not unconditionally redeemable or conditionally puttable by the holder for cash.

After the Acuren Acquisition, if the Average Price (as defined in the Certificate of Incorporation) per share of the Common Stock is at least $11.50 for any ten consecutive trading days, the holders of the Series A Preferred Stock will be entitled to receive a dividend in the form of shares of Common Stock, equal to 20 percent of the appreciation of the market price of the Common Stock (the “Annual Dividend Amount”). The Annual Dividend Amount will be initially calculated at the end of the calendar year based on the Dividend Price (as defined below) compared to the price of $10.00 per share. In subsequent years, the Annual Dividend Amount will be calculated based on the appreciated Dividend Price compared to the highest Dividend Price previously used in calculating the Annual Dividend Amount. For the purposes of determining the Annual Dividend Amount, the Dividend Price is the Average Price per share of Common Stock for the last ten consecutive trading days in the relevant Dividend Period. Upon the liquidation of the Company, an Annual Dividend Amount shall be payable for the shortened Dividend Period and the holders of Series A Preferred Stock shall have the right to a pro rata share (together with holders of the Common Stock) in the distribution of the surplus assets of the Company.

In the event of a Change of Control occurring at any time after the consummation of the Acuren Acquisition, the holders of the Series A Preferred Stock will be entitled to receive, in the aggregate, a one-time dividend equal to the Change of Control Dividend Amount, payable in shares of Common Stock, which equals the aggregate amount determined by adding together each Annual Dividend Amount that would have been payable for each Dividend Period occurring from the date of the consummation of the Change of Control to the last day of the 10th full Financial Year following the completion of the Acquisition. For the purpose of calculating the Annual Dividend Amount, the appreciated Dividend Price will be determined by multiplying the Change of Control Price by 8% per annum.

Holders of the Series A Preferred Stocks will participate in any dividends on the Common Stock on an as converted basis. In addition, commencing on and after consummation of the Acuren Acquisition, where the Company pays a dividend on its Common Stock, holders of the Series A Preferred Stock will also receive an amount equal to 20 percent of the dividend which would be distributable on 121,476,215 shares of Common Stock. All such dividends on the Series A Preferred Stock will be paid at the same time as the dividends on the Common Stock.

Shares of Series A Preferred Stock will be automatically converted into shares of Common Stock on a one for one basis upon the last day of the tenth full financial year after July 30, 2024 (the “Conversion”). At the option of the holder, each share of Series A Preferred Stock is convertible into one share of Common Stock until the Conversion.

Each holder of Common Stock and Series A Preferred Stock shall be entitled to one vote for each share of Common Stock and Series A Preferred Stock, respectively.

The Company followed ASC 718, Compensation — Stock Compensation to account for the issuance of the Series A Preferred Stock. See “Note 17. Share-Based Compensation” for further discussion.

Warrants

In May 2023, in connection with the Company’s initial IPO, the Company issued 54,975,000 Warrants to the purchasers of both Common Stock and Series A Preferred Stock (including the 25,000 Warrants that were issued to the Independent Non-Founder Directors in connection with their fees). Each Warrant is exercisable until three years after the Acuren Acquisition and entitles a Warrant holder to purchase shares of Common Stock on a four-for-one basis and at an exercise price of $11.50 per share of Common Stock. The Warrants are mandatorily redeemable by the Company at a price of $0.01 should the average market price per share of the Common Stock exceed $18.00 for ten consecutive trading days (subject to any prior adjustment in accordance with the terms of the Warrants). The Warrants expire worthless three years after the Acuren Acquisition, if not exercised or redeemed. Warrants issued with Common Stock were determined to be equity classified in accordance with ASC 815, Derivatives and Hedging and ASC 480, Distinguishing Liabilities from Equity. As of December 31, 2024, the Company had 18,264,876 Warrants outstanding.

2024 Capital Raise

Concurrently with the close of the Acuren Acquisition on July 30, 2024, the Company raised cash proceeds of $666.6 million, net of issuance cost of $3.7 million, from the issuance of 58,259,984 shares of Common Stock at $10.00 per share (the “PIPE Financing”) and early exercise of 36,710,124 Warrants at $10.00 per share of Common Stock (the “Warrant Financing”). Additionally, the Company issued $4.0 million of Common Stock as purchase consideration in conjunction with the Acuren Acquisition.

In connection with the Warrant Financing, the Company modified certain Warrants in May 2024. The modified Warrants were not considered to be indexed to the Company’s own stock and therefore, accounted for as a derivative. The modified Warrants were initially and subsequently remeasured at their fair value until they were exercised and settled at the close of Acuren Acquisition through the Warrant Financing. A cumulative loss of $3.5 million related to the change in the fair value of modified Warrants from the initial recognition on May 22, 2024 through the final settlement on July 30, 2024 was included in the accumulated deficit of the Successor as of July 30, 2024.

In connection with the PIPE Financing, the Company received commitments from a limited group of institutional shareholders which was accounted as contingent forward contracts, initially and subsequently recognized at their fair value until they were settled through the issuance of the related Common Stock at the close of Acuren Acquisition. A cumulative loss of $15.6 million related to the change in the fair value of the contingent forward contracts from the initial recognition on May 22, 2024 through the final settlement on July 30, 2024 was included in the accumulated deficit of the Successor as of July 30, 2024.

NV5 Global, Inc. [Member]
Shareholders’ Equity [Line Items]
Shareholders’ Equity

Note 16 – Stockholders’ Equity

Accumulated Other Comprehensive Income (Loss)

The Company’s accumulated other comprehensive loss consists of foreign currency translation adjustments related to the Company’s foreign operations with functional currency other than the U.S. dollar. The after-tax changes in accumulated other comprehensive loss by component were as follows:

Accumulated Other Comprehensive Income (Loss)
Foreign currency translation adjustments balance, December 28, 2024	$(693)
Other comprehensive income	1,191
Foreign currency translation adjustments balance, June 28, 2025	$498

Note 5 – Stockholders’ Equity

Stock Split

On September 25, 2024, the Company announced a 4-for-1 forward split (the “Stock Split”) of its common stock, par value $0.01 per share (the “Common Stock”), to be effected through an amendment to the Company’s Amended and Restated Certificate of Incorporation (the “Amendment”). The Amendment also effected a proportionate increase in the number of shares of authorized Common Stock and became effective at 4:30 p.m. Eastern Time on October 9, 2024. As a result of the Stock Split, each holder of record of Common Stock as of the close of business on October 9, 2024 received three additional shares of Common Stock after the close of trading on October 10, 2024. Trading in the Common Stock commenced on a split-adjusted basis on October 11, 2024. All current and prior year data impacted by the Stock Split, including, but not limited to, equity awards, number of shares and per share amounts, have been revised to reflect the effect of the Stock Split.

Accumulated Other Comprehensive Loss

The Company’s accumulated other comprehensive loss consists of foreign currency translation adjustments related to the Company’s foreign operations with functional currency other than the U.S. dollar. The after-tax changes in accumulated other comprehensive loss by component were as follows:

Accumulated Other Comprehensive Income
Foreign currency translation adjustments balance, December 30, 2023	$(18)
Other comprehensive income	(675)
Foreign currency translation adjustments balance, December 28, 2024	$(693)